Assets Classified as Held for Sale - Impairment loss for an initial write-down of the assets held for sale (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets Classified as Held for Sale
Property, plant and equipment	$ 28,871	$ 49,065	$ 51,883
Interest in resource properties	201,802	254,706
Asset held for sale	475,477	509,966
Impairment of assets held for sale	(31,443)
Carrying amount before impairment
Assets Classified as Held for Sale
Property, plant and equipment	49,140	72,446	72,140
Interest in resource properties	218,203	$ 264,795	$ 263,957
Assets and liabilities classified as held for sale
Assets Classified as Held for Sale
Property, plant and equipment	1,358
Interest in resource properties	33,385
Asset held for sale	34,743
Decommissioning obligations.	(16,633)
Assets held for sale, net	49,552
Sale proceeds, adjusted	18,109
Impairment of assets held for sale	(31,443)
Assets and liabilities classified as held for sale | Carrying amount before impairment
Assets Classified as Held for Sale
Property, plant and equipment	19,137
Interest in resource properties	47,048
Asset held for sale	$ 66,185